Exhibit 1

Chicago Skyscraper Trust 2017-SKY

Commercial Mortgage Pass Through Certificates, Series 2017-SKY

Report To:

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

Bank of America, National Association

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

6 March 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282

Bank of America, National Association Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036

Citigroup Global Markets Realty Corp. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013

Re:	Chicago Skyscraper Trust 2017-SKY

Commercial Mortgage Pass-Through Certificates, Series 2017-SKY (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Chicago Skyscraper Trust 2017-SKY securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions, methodologies, qualifications and exceptions, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions, methodologies, qualifications and exceptions provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 March 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Chicago Skyscraper Trust 2017-SKY (the “Issuing Entity”) that will be established by the Depositor and
b.	The Issuing Entity will consist primarily of three promissory notes issued by six Delaware limited liability companies (collectively, the “Borrowers”), evidencing a loan with floating-rate components (the “Mortgage Loan”) secured by, among other things, a first mortgage lien on the Borrowers’ fee simple interest in Willis Tower, a 3,833,927 square foot, Class A office tower (with ground floor retail space and parking garage, a skydeck and antenna) located in Chicago, Illinois (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 March 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Due Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Fully Extended Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Mos.)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the fully extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”),
d.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”) and
e.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”).

Attachment A Page 3 of 5

8.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	LIBOR Strike Cap

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 0.77000% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate (%)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Margin and
b.	LIBOR Strike Cap

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

11.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Trust Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 11., we recalculated the:

i.	Trust Monthly Payment,
ii.	Trust Annual Debt Service and
iii.	Trust Annual Debt Service at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service” of the Mortgage Loan as the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate (%),” as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service at LIBOR Cap” of the Mortgage Loan as the product of:

i.	The “Original Balance ($),” as shown on the Final Data File,
ii.	The “Trust Interest Rate (At LIBOR Cap),” as shown on the Final Data File and
iii.	365/360.

Attachment A Page 5 of 5

12.	Using the:
a.	Trust Annual Debt Service,
b.	Trust Annual Debt Service at LIBOR Cap,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	As-Stabilized Underwritten Net Operating Income ($),
f.	As-Stabilized Underwritten Net Cash Flow ($),
g.	Cut-off Date Balance ($),
h.	Balloon Balance ($),
i.	Appraised Value ($),
j.	As-Stabilized Appraised Value ($) and
k.	Total Sq Ft

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	As-Stabilized Underwritten NOI DSCR (x),
iv.	As-Stabilized Underwritten NCF DSCR (x),
v.	Trust NCF DSCR at LIBOR Cap,
vi.	Underwritten NOI Debt Yield,
vii.	Underwritten NCF Debt Yield,
viii.	As-Stabilized Underwritten NOI Debt Yield,
ix.	As-Stabilized Underwritten NCF Debt Yield,
x.	Cut-off Date LTV Ratio (%),
xi.	LTV Ratio at Maturity (%) and
xii.	Loan Per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “As-Stabilized Underwritten NOI DSCR (x),” “As-Stabilized Underwritten NCF DSCR (x)” and “Trust NCF DSCR at LIBOR Cap” to two decimal places and the “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “As-Stabilized Underwritten NOI Debt Yield,” “As-Stabilized Underwritten NCF Debt Yield,” “Cut-off Date LTV Ratio (%)” and “LTV Ratio at Maturity (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	10 February 2017

Loan Agreement	10 February 2017

Closing Statement	10 February 2017

Interest Rate Cap Agreement	9 February 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Deposit Account Control Agreement	10 February 2017

Cash Management Agreement	10 February 2017

Guaranty Agreement	10 February 2017

Construction Guaranty Agreement	10 February 2017

Environmental Indemnity Agreement	10 February 2017

Non-Consolidation Opinion	10 February 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	17 January 2017

Engineering Report	9 February 2017

Phase I Environmental Report	31 January 2017

Underwriter’s Summary Report	15 February 2017

Underwritten Rent Roll	15 February 2017

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	10 February 2017

Insurance Review Document	10 February 2017

Property Management Agreement	5 June 2015

Amenity Management Agreement	22 December 2016

Broadcast Management Agreement	23 December 2015

Trepp Screenshots for Prior Securitization	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Agreement Estoppels	Various

Tenant Lease Agreement Abstracts	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Total Sq Ft	Underwritten Rent Roll
Year Built	Engineering Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraised Value ($) (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
As-Stabilized Appraised Value ($) (see Note 2)	Appraisal Report
As-Stabilized Appraisal Date (see Note 2)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 3)

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document

2013 NOI Date	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 EGI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 EGI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2015)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2015) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
As-Stabilized Underwritten EGI ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Expenses ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Net Operating Income ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Other Reserve	Underwriter’s Summary Report
As-Stabilized Underwritten TI / LC ($)	Underwriter’s Summary Report
As-Stabilized Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Mortgage Loan Information:

Characteristic	Source Document

Borrower Name	Loan Agreement
Sponsor	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Original Balance ($)	Loan Agreement
Margin	Loan Agreement
LIBOR Floor	Loan Agreement
Mortgage Loan Index	Loan Agreement
Float Rate Change Frequency (Mos)	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Strike Cap	Interest Rate Cap Agreement
LIBOR Cap After Extension	Loan Agreement
LIBOR Cap Expiration	Interest Rate Cap Agreement
LIBOR Cap Counterparty	Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Accrual Period	Loan Agreement
Maturity Date	Loan Agreement
Extension Options (Yes/No)	Loan Agreement
Extension Options (num/mos)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Extension Spread Increase Description	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Exit Fee	Loan Agreement
Due Date	Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document (s)

Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date	Loan Agreement
Last IO Due Date	Loan Agreement
First P&I Due Date	Loan Agreement
Lockbox (see Note 5)	Loan Agreement
Cash Management (see Note 6)	Loan Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date	Loan Agreement
Prepayment Begin Date (see Note 7)	Loan Agreement
Prepayment End Date (see Note 8)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 9)	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Partially Prepayable without Penalty	Loan Agreement
Partially Prepayable without Penalty Description	Loan Agreement
Partial Collateral Release Description	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Release Provisions (Y/N)	Loan Agreement
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Property Management Agreement, Amenity Management Agreement and Broadcast Management Agreement
Prior Securitizations	Trepp Screenshots for Prior Securitization

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The appraisal report Source Document includes multiple appraised values, which are listed in Table A1.

Table A1
Value Conclusion Description	Appraised Value Description	Value	Date of Value

Office	Market Value As-Is	$786,000,000	January 17, 2017
	Prospective Market Value Upon Stabilization	$1,109,000,000	February 01, 2021
	Hypothetical Value As Is	$920,000,000	January 17, 2017
	Insurable Value	$1,795,000,000	January 17, 2017

Retail	Market Value As-Is	$40,000,000	January 17, 2017
	Prospective Market Value Upon Completion	$273,000,000	February 01, 2019
	Prospective Market Value Upon Stabilization	$332,000,000	February 01, 2020
	Hypothetical Value As Is	$225,000,000	January 17, 2017
	Insurable Value	$84,000,000	January 17, 2017

Skydeck	Market Value As-Is	$546,000,000	January 17, 2017
	Prospective Market Value Upon Stabilization	$638,000,000	February 01, 2019
	Hypothetical Value As Is	$562,000,000	January 17, 2017
	Insurable Value	$18,000,000	January 17, 2017

Real Estate Allocation	Market Value As-Is	$263,000,000	January 17, 2017
	Prospective Market Value Upon Stabilization	$318,000,000	February 01, 2019

Broadcasting	Market Value As-Is	$148,000,000	January 17, 2017
	Insurable Value	$25,000,000	January 17, 2017

For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics, the Depositor instructed us to:

a.	Use the sum of the values that are listed in the “Value” column of Table A2 for the “Appraised Value ($)” characteristic and
b.	Use “1/17/2017” for the “Appraisal Date” characteristic.

Table A2
Value Conclusion Description	Appraised Value Description	Value	Date of Value

Office	Market Value As-Is	$786,000,000	January 17, 2017
Retail	Market Value As-Is	$40,000,000	January 17, 2017
Skydeck	Market Value As-Is	$546,000,000	January 17, 2017
Broadcasting	Market Value As-Is	$148,000,000	January 17, 2017

Exhibit 2 to Attachment A

Notes: (continued)

2. (continued)

For the purpose of comparing the “As-Stabilized Appraised Value ($)” and “As-Stabilized Appraisal Date” characteristics, the Depositor instructed us to:

a.	Use the sum of the values that are listed in the “Value” column of Table A3 for the “As-Stabilized Appraised Value ($)” characteristic and
b.	Use “2/1/2021 (Office), 2/1/2019 (Retail, Skydeck); 1/17/2017 (Broadcasting - As-Is)” for the “As-Stabilized Appraisal Date” characteristic.

Table A3
Value Conclusion Description	Appraised Value Description	Value	Date of Value

Office	Prospective Market Value Upon Stabilization	$1,109,000,000	February 01, 2021
Retail	Prospective Market Value Upon Completion	$273,000,000	February 01, 2019
Skydeck	Prospective Market Value Upon Stabilization	$638,000,000	February 01, 2019
Broadcasting	Market Value As-Is	$148,000,000	January 17, 2017

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrowers to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the concentration account is transferred to an account controlled by the Borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the concentration account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

7.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

9.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan / Property Flag
Number of Properties
Administrative Fee Rate (%)
Ground Lease Y/N
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross-Collateralized (Y/N)
Crossed Group
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Related Group
B Note Original Amount
B Note Cut-Off Date Balance
B Note Balloon Balance
B Note Margin
B Note Interest Rate
B Note Annual Payment
Whole Loan Original Balance
Whole Loan Cut-Off Date Balance
Whole Loan Balloon Balance
Whole Loan Interest Rate
Whole Loan Margin
Whole Loan Annual Payment
Whole Loan Monthly Debt Service
Whole Loan LTV
Maturity Whole Loan LTV
Whole Loan NOI DSCR
Whole Loan NCF DSCR

Exhibit 3 to Attachment A

Characteristic

Whole Loan NOI Debt Yield
Whole Loan NCF Debt Yield
Whole Loan NOI DSCR at LIBOR Cap
Whole Loan NCF DSCR at LIBOR Cap
Name of Mezzanine Lender A
Mezzanine Debt Original Amount A
Mezzanine Debt Cut-Off Date Balance A
Mezzanine Debt Interest Rate A
Mezzanine Gross Margin A
Mezzanine Debt Maturity Date A
Mezzanine Debt Annual Payment A
Name of Mezzanine Lender B
Mezzanine Debt Original Amount B
Mezzanine Debt Cut-Off Date Balance B
Mezzanine Debt Interest Rate B
Mezzanine Gross Margin B
Mezzanine Debt Maturity Date B
Name of Mezzanine Lender C
Mezzanine Debt Original Amount C
Mezzanine Debt Cut-Off Date Balance C
Mezzanine Debt Interest Rate C
Mezzanine Gross Margin C
Mezzanine Debt Maturity Date C
Total Mezzanine Debt Original Balance
Total Mezzanine Debt Cut-Off Date Balance
Total Mezzanine Margin
Total Mezzanine Annual Payment
Total Loan Original Balance
Total Loan Cut-Off Date Balance
Total Debt Margin
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan Monthly Debt Service
Total Loan LTV
Maturity Total Debt LTV
Total Loan NOI DSCR
Total Loan NCF DSCR
Total Debt Loan NOI Debt Yield
Total Debt Loan NCF Debt Yield
Total Debt NOI DSCR at LIBOR Cap
Total Debt NCF DSCR at LIBOR Cap

Exhibit 3 to Attachment A

Characteristic

Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
% of Initial Pool Balance
Pari Passu Split (Y/N)
Other Subordinate Debt Balance
Other Subordinate Debt Type

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.